BUSINESS AGREEMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	May 31, 2014
Reimbursement		$ 292,575
Maintenance fee	$ 30,000
Increase in annual maintenance fee	90,000
Payable amount to NAT	$ 1,390,000
LMB [Member]
License fee				$ 350,000
Maintenance fee			$ 30,000
Licence period			over five years to $90,000,
Sales milestones			$ 1,050,000